UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
February 28, 2014 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--34.1%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.2%
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	395,000		398,714
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	420,000	a	421,269
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. A	1.49	11/15/17	309,809	a	311,023
Ford Credit Auto Owner Trust,
Ser. 2010-A, Cl. C	3.22	3/15/16	310,000		314,523
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. B	1.83	3/15/17	540,000		546,373
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. C	1.94	3/15/18	480,000		485,037
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	320,000		329,912
Santander Drive Auto Receivables
Trust, Ser. 2010-B, Cl. C	3.02	10/17/16	130,221	a	131,032
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	435,000		442,091
					3,379,974
Asset-Backed Ctfs./Equipment--.1%
CNH Equipment Trust,
Ser. 2010-B, Cl. B	3.12	2/15/17	395,000		397,221
Commercial Mortgage Pass-Through Ctfs.--2.2%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	575,000		582,326
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-T22, Cl. A4	5.58	4/12/38	273,313	b	293,884
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	196,796		199,581
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T28, Cl. A4	5.74	9/11/42	175,000	b	198,450
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	345,000	b	364,543
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. B	5.01	8/10/46	380,000	a,b	403,300
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.16	10/10/46	675,000	b	727,333
Hilton USA Trust,
Ser. 2013-HLT, Cl. BFX	3.37	11/5/30	725,000	a	736,495
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	41,582	b	42,925
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.45	12/5/27	435,000	a,b	525,072
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	865,000		895,820
Morgan Stanley Bank of America
Merrill Lynch Trust,
Ser. 2013-C13, Cl. B	4.74	11/15/46	335,000	b	350,430
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	125,000		126,340
WFRBS Commercial Mortgage Trust,
Ser. 2012-C7, Cl. A2	3.43	6/15/45	260,000		263,157
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	335,000		348,477

					6,058,133
Consumer Discretionary--1.0%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	55,000		56,118
21st Century Fox America,
Gtd. Notes	6.65	11/15/37	175,000		212,826
Comcast,
Gtd. Notes	6.50	11/15/35	135,000		167,575
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	355,000	a	409,965
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	537,198	a	699,583
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	345,000	a	347,651
NBCUniversal Media,
Gtd. Notes	5.15	4/30/20	240,000		274,778
Staples,
Sr. Unscd. Notes	2.75	1/12/18	215,000		219,911
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	350,000		338,619
					2,727,026
Consumer Staples--.9%
Altria Group,
Gtd. Notes	4.00	1/31/24	65,000		65,119
Altria Group,
Gtd. Notes	4.25	8/9/42	90,000		79,670
Altria Group,
Gtd. Notes	4.75	5/5/21	120,000		131,219
Altria Group,
Gtd. Notes	10.20	2/6/39	20,000		32,622
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	425,000		424,733
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	205,000		194,020
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	500,000	a	524,137
Reynolds American,
Gtd. Notes	4.85	9/15/23	555,000		582,854
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	a	209,901
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	270,000	a	275,604
					2,519,879
Energy--1.1%
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	440,000		457,681
Energy Transfer Partners,
Sr. Unscd. Notes	5.95	10/1/43	220,000		232,895
EQT,
Sr. Unscd. Notes	8.13	6/1/19	225,000		276,618
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	235,000		222,572
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	205,000		234,491
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	405,000		445,605
Petroleos Mexicanos,
Gtd. Notes	5.50	1/21/21	210,000		229,950
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	90,000		92,796
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	75,000		79,548
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	215,000		217,331
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	285,000		273,709
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	145,000		148,717
Williams Partners,

Sr. Unscd. Notes	6.30	4/15/40	60,000		67,586
					2,979,499
Financial--3.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	265,000	a	267,067
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	45,000		51,686
AON,
Gtd. Notes	3.50	9/30/15	165,000		171,695
ARC Properties Operating
Partnership/Clark Acquisition
Gtd. Notes	3.00	2/6/19	410,000	a	409,684
Bank of America,
Sr. Unscd. Notes	1.28	1/15/19	520,000	b	525,787
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	150,000		152,010
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	290,000		334,311
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	50,000		57,875
Capital One Bank USA,
Sub. Notes	3.38	2/15/23	300,000		291,623
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	169,000		187,802
Citigroup,
Sr. Unscd. Notes	3.88	10/25/23	500,000		501,177
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	180,000		192,074
Citigroup,
Sr. Unscd. Notes	6.13	5/15/18	160,000		185,536
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	210,000	a	262,998
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	260,000		285,415
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	265,000		282,189
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	200,000		207,662
General Electric Capital,
Sr. Unscd. Notes	0.75	1/14/19	405,000	b	404,712
Genworth Holdings,
Gtd. Notes	4.80	2/15/24	310,000		322,044
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	65,000		78,153
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	95,000		117,055
Goldman Sachs Group,
Sr. Unscd. Notes	1.34	11/15/18	505,000	b	509,499
Goldman Sachs Group,
Sr. Unscd. Notes	1.83	11/29/23	430,000	b	439,874
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	230,000		256,569
Harley-Davidson Funding,
Gtd. Notes	5.75	12/15/14	475,000	a	493,643
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	235,000		237,236
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	295,000		306,230
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	235,000		254,517
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	220,000		220,080
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	100,000		105,763
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	105,000		119,766
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	225,000		256,691
Pacific LifeCorp,

Sr. Unscd. Notes	5.13	1/30/43	150,000	a	146,968
PNC Bank,
Sub. Notes	6.88	4/1/18	250,000		294,889
Principal Financial Group,
Gtd. Notes	8.88	5/15/19	205,000		264,612
Regency Centers,
Gtd. Notes	5.88	6/15/17	205,000		229,722
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	225,000		230,301
WEA Finance,
Gtd. Notes	7.13	4/15/18	75,000	a	89,975
					9,744,890
Foreign/Governmental--.2%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	3.38	9/26/16	200,000	a	204,250
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	280,000		286,216
Province of Quebec Canada,
Sr. Unscd. Notes	4.60	5/26/15	85,000		89,495
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	100,000		123,717
					703,678
Health Care--.2%
Actavis,
Sr. Unscd. Notes	4.63	10/1/42	100,000		95,179
Mylan,
Sr. Unscd. Notes	5.40	11/29/43	190,000		201,248
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	260,000		262,384
					558,811
Information Technology--.1%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	70,000		73,390
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	185,000		211,667
					285,057
Materials--.6%
Freeport-McMoRan Copper & Gold,
Gtd. Notes	5.45	3/15/43	245,000		242,825
Holcim US Finance,
Gtd. Notes	5.15	9/12/23	200,000	a	214,878
LYB International Finance,
Gtd. Notes	4.00	7/15/23	335,000		342,210
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	265,000		269,305
Vale Overseas,
Gtd. Notes	4.38	1/11/22	320,000		320,846
Vale,
Sr. Unscd. Notes	5.63	9/11/42	185,000	c	173,724
					1,563,788
Municipal Bonds--.4%
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	450,000		442,737
Los Angeles Department of Water
and Power, Revenue (Build
America Bonds)	5.72	7/1/39	120,000		140,377
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Build America Bonds)	6.09	11/15/40	10,000		12,136
Metropolitan Transportation
Authority, Revenue (Build
America Bonds)	6.55	11/15/31	225,000		270,083
New York City,
GO (Build America Bonds)	5.99	12/1/36	135,000		158,269
					1,023,602
Residential Mortgage Pass-Through Ctfs.--.0%
Credit Suisse First Boston
Mortgage Securities,

Ser. 2005-6, Cl. 1A2	0.43	7/25/35	98,964	b	96,707
Telecommunications--.7%
AT&T,
Sr. Unscd. Notes	1.14	11/27/18	355,000	b	359,347
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	150,000		191,716
Rogers Communications,
Gtd. Notes	4.10	10/1/23	205,000	c	210,637
SBA Tower Trust,
Mortgage Bonds	2.24	4/15/43	405,000	a	402,321
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	150,000		179,189
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	455,000		559,025
					1,902,235
U.S. Government Agencies--1.3%
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	855,000	c,d	980,948
Federal National Mortgage
Association, Notes	0.88	12/20/17	2,305,000	d	2,280,205
Federal National Mortgage
Association, Notes	1.63	10/26/15	495,000	d	505,825
					3,766,978
U.S. Government Agencies/Mortgage-Backed--8.5%
Federal Home Loan Mortgage Corp.:
3.50%, 12/1/41 - 3/1/42			1,848,117	d	1,873,247
5.00%, 4/1/39			541,331	d	597,724
5.50%, 4/1/22 - 1/1/36			385,833	d	424,436
Federal National Mortgage Association:
2.50%, 5/1/28			880,016	d	886,113
3.00%, 7/1/28 - 8/1/42			3,264,836	d	3,256,237
3.50%, 12/1/41 - 8/1/42			2,625,858	d	2,667,355
4.00%, 1/1/41 - 12/1/43			6,727,787	d	7,068,968
4.50%, 2/1/39 - 8/1/41			4,744,420	d	5,112,793
5.00%, 8/1/20 - 7/1/39			1,108,679	d	1,221,968
5.50%, 9/1/34 - 5/1/40			399,864	d	443,926
6.00%, 10/1/37 - 2/1/39			99,998	d	111,582
8.00%, 3/1/30			131	d	135
Government National Mortgage Association I;
5.50%, 4/15/33			46,921		52,139
					23,716,623
U.S. Government Securities--11.4%
U.S. Treasury Bonds:
3.75%, 11/15/43			3,975,000		4,093,630
6.13%, 11/15/27			985,000		1,330,212
U.S. Treasury Inflation Protected Securities;
Notes, 0.13%, 4/15/18			4,698,072	e	4,867,644
U.S. Treasury Notes:
0.13%, 12/31/14			3,305,000		3,305,387
0.25%, 12/31/15			6,220,000	c	6,217,325
0.75%, 1/15/17			12,130,000	c	12,166,014
					31,980,212
Utilities--.7%
Duke Energy Carolinas,
First Mortgage Bonds	5.25	1/15/18	95,000		108,059
Enel Finance International,
Gtd. Notes	6.80	9/15/37	300,000	a	336,516
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	315,000		340,769
Iberdrola International,
Gtd. Notes	6.75	7/15/36	205,000		236,809
Nevada Power,
Mortgage Notes	6.50	8/1/18	90,000		107,345
Nisource Finance,
Gtd. Notes	5.65	2/1/45	390,000		419,051
NiSource Finance,
Gtd. Notes	6.40	3/15/18	230,000		269,104
Sempra Energy,

Sr. Unscd. Notes	6.50	6/1/16	215,000		241,212
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	25,000		32,587
					2,091,452
Total Bonds and Notes
(cost $93,832,088)					95,495,765

Common Stocks--64.3%			Shares		Value ($)
Consumer Discretionary--7.2%
Amazon.com			3,350	f	1,213,035
Carnival			29,130		1,155,296
CBS, Cl. B			13,310		892,835
Delphi Automotive			3,760		250,303
General Motors			39,200	f	1,419,040
Johnson Controls			18,970		937,118
Kohl's			33,100		1,859,889
Lowe's			20,720		1,036,622
Macy's			17,960		1,039,166
News Corp., Cl. A			27,260	f	499,676
Omnicom Group			6,870		519,922
PVH			13,180		1,666,347
Starbucks			8,000		567,680
Twenty-First Century Fox, Cl. A			38,340		1,285,924
Viacom, Cl. B			11,830		1,037,846
Walt Disney			49,110		3,968,579
Whirlpool			4,770		689,885
					20,039,163
Consumer Staples--4.7%
Archer-Daniels-Midland			51,600		2,094,960
Avon Products			26,740		413,668
Coca-Cola Enterprises			48,560		2,286,205
Costco Wholesale			13,830		1,615,344
CVS Caremark			45,490		3,327,139
Mondelez International, Cl. A			35,740		1,216,232
PepsiCo			7,400		592,518
Philip Morris International			20,000		1,618,200
					13,164,266
Energy--7.4%
Anadarko Petroleum			12,790		1,076,406
Cameron International			12,010	f	769,360
EOG Resources			3,530		668,653
Exxon Mobil			76,970		7,409,902
Occidental Petroleum			68,390		6,601,003
Phillips 66			16,600		1,242,676
Schlumberger			9,060		842,580
Valero Energy			42,810		2,054,024
					20,664,604
Exchange-Traded Funds--.7%
iShares Russell 1000 Value Index
Fund			5,080		480,974
SPDR S&P 500 ETF Trust			7,460	c	1,389,723
					1,870,697
Financial--16.1%
Allstate			12,960		703,209
American International Group			39,650		1,973,380
Ameriprise Financial			23,020		2,508,950
Bank of America			277,950		4,594,513
Capital One Financial			16,240		1,192,503
Charles Schwab			33,950		900,015
Citigroup			63,270		3,076,820
Comerica			24,840		1,196,791
Discover Financial Services			8,790		504,370
Fifth Third Bancorp			33,840		734,159
Goldman Sachs Group			10,560		1,757,712
Hartford Financial Services Group			77,140		2,714,557
ING US			79,700		2,858,839
Invesco			16,950		581,385
JPMorgan Chase & Co.			89,782		5,101,413
MetLife			26,797		1,357,804

Morgan Stanley	39,490		1,216,292
NASDAQ OMX Group	28,720		1,102,561
PNC Financial Services Group	29,920		2,446,858
Prudential Financial	19,630		1,660,305
Regions Financial	169,730		1,805,927
Santander Consumer USA Holdings	24,960		632,237
TD Ameritrade Holding	39,320		1,314,468
Wells Fargo & Co.	69,202		3,212,357
			45,147,425
Health Care--10.0%
AbbVie	44,210		2,250,731
Aetna	10,170		739,461
Agilent Technologies	19,990		1,138,031
Amgen	8,220		1,019,444
Baxter International	7,150		496,925
Biogen Idec	1,410	f	480,359
Cardinal Health	33,060		2,364,782
Celgene	5,530	f	888,947
Cigna	16,270		1,294,929
Eli Lilly & Co.	9,710		578,813
Gilead Sciences	14,850	f	1,229,432
McKesson	14,020		2,482,241
Medtronic	16,150		957,049
Merck & Co.	69,900		3,983,601
Mylan	28,090	f	1,560,961
Omnicare	8,390		494,171
Pfizer	191,109		6,136,510
			28,096,387
Industrial--5.7%
Cummins	18,470		2,695,142
Danaher	13,110		1,002,784
Delta Air Lines	34,290		1,138,771
Eaton	33,360		2,492,325
FedEx	23,040		3,071,923
Fluor	9,210		715,525
Honeywell International	15,940		1,505,374
Illinois Tool Works	12,340		1,018,050
PACCAR	16,010		1,054,098
Precision Castparts	4,580		1,181,090
			15,875,082
Information Technology--9.4%
Accenture, Cl. A	16,160		1,346,936
Amphenol, Cl. A	8,390		738,488
Apple	4,301		2,263,358
Applied Materials	92,530		1,754,369
Cisco Systems	129,750		2,828,550
EMC	104,190		2,747,490
Google, Cl. A	2,810	f	3,415,977
Micron Technology	20,860	f	504,603
Microsoft	81,800		3,133,758
Seagate Technology	12,850		670,641
Texas Instruments	60,130		2,703,445
Twitter	5,730	c	314,634
Visa, Cl. A	5,040		1,138,738
Western Digital	8,600		748,114
Xilinx	41,070		2,143,854
			26,452,955
Materials--2.2%
Dow Chemical	30,420		1,481,758
Martin Marietta Materials	15,220		1,856,536
Owens Corning	11,070	f	506,563
Praxair	5,940		774,398
Vulcan Materials	23,090		1,568,504
			6,187,759
Utilities--.9%
NextEra Energy	10,750		982,443
NRG Energy	51,540		1,498,268
			2,480,711
Total Common Stocks

(cost $150,302,155)			179,979,049

	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 6/12/14
(cost $49,994)	50,000	[g]	49,994

Other Investment--1.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,159,341)	4,159,341	[h]	4,159,341

Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $542,654)	542,654	[h]	542,654

Total Investments (cost $248,886,232)	100.1%		280,226,803
Liabilities, Less Cash and Receivables	(.1%)		(384,458)
Net Assets	100.0%		279,842,345

GO - General Obligation
REIT - Real Estate Investment Trust

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $7,823,332 or 2.8% of net assets.
b Variable rate security--interest rate subject to periodic change.
c Security, or portion thereof, on loan. At February 28, 2014, the value of the fund's securities on loan was
$19,349,500 and the value of the collateral held by the fund was $19,781,387, consisting of cash collateral of
$542,654 and U.S. Government & Agency Securities valued at $19,238,733.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Held by or on behalf of a counterparty for open financial futures contracts.
h Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized appreciation on investments was $31,340,571 of which $32,891,359 related to appreciated investment securities and $1,550,788 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Common Stocks	63.6
U.S. Government Agencies/Mortgage-Backed	21.2
Corporate Bonds	8.8
Commercial Mortgage-Backed	2.2
Money Market Investments	1.7
Asset-Backed	1.3
Exchange-Traded Funds	.7
Municipal Bonds	.4
Foreign/Governmental	.2
Residential Mortgage-Backed	.0
100.1

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
February 28, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 2/28/2014	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	17	(2,117,031)	June 2014	3,852

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,777,195	-	3,777,195
Commercial Mortgage-Backed	-	6,058,133	-	6,058,133
Corporate Bonds+	-	24,372,637	-	24,372,637
Equity Securities - Domestic Common Stocks+	178,108,352	-	-	178,108,352
Exchange-Traded Funds	1,870,697	-	-	1,870,697
Foreign Government	-	703,678	-	703,678
Municipal Bonds+	-	1,023,602	-	1,023,602
Mutual Funds	4,701,995	-	-	4,701,995
Residential Mortgage-Backed	-	96,707	-	96,707
U.S. Government Agencies/Mortgage-Backed	-	27,483,601	-	27,483,601
U.S. Treasury	-	32,030,206	-	32,030,206
Other Financial Instruments:
Financial Futures++	3,852	-	-	3,852

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized within Level 1 of the fair value hierarchy.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) and financial futures (other than those traded on an exchange) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service approved by the Board of Trustees. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)